Intangible Assets, net	7 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net
Note F—Intangible Assets, net
The intangible asset balances and accumulated amortization are as follows:

	Successor
	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average useful life in years
Customer relationships	$68,800	$(610)	68,190	20
Technology	22,700	(392)	$22,308	7

Total	$91,500	$(1,002)	$90,498

Amortization expense related to intangible assets was $1,002 for the Successor 2020 Period. There was no amortization expense related to the Predecessor 2020 Period, Predecessor 2019 Period and Predecessor 2018 Period, respectively. Estimated amortization expense is $
6,683
for each of the next five years.